Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Allowance for Credit Losses Rollforward
The following tables present the rollforward of Allowance for Credit Losses on Customer Accounts Receivable.

	Year Ended December 31, 2021
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Balance as of December 31, 2020	$334	$97	$116	$35	$86	$32	$22	$32
Plus: Current period provision for expected credit losses(a)	96	21	23	15	37	13	6	18
Less: Write-offs, net of recoveries(b)(c)	110	45	34	12	19	8	10	1
Balance as of December 31, 2021	$320	$73	$105	$38	$104	$37	$18	$49

	Year Ended December 31, 2020
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Balance as of December 31, 2019	$163	$59	$55	$12	$37	$13	$11	$13
Plus: Current period provision for expected credit losses(d)	235	62	79	30	64	24	15	25
Less: Write-offs, net of recoveries(c)	64	24	18	7	15	5	4	6
Balance as of December 31, 2020	$334	$97	$116	$35	$86	$32	$22	$32
_________
(a)The increase is primarily a result of increased aging of receivables.
(b)For ComEd, PECO and DPL, the increase in 2021 is primarily related to the termination of the moratorium which, beginning in March 2020, prevented customer disconnections for non-payment. With disconnection activities restarting in 2021, write-offs of aging accounts receivable increased throughout the year.
(c)Recoveries were not material to the Registrants.
(d)The increase is primarily as a result of increased aging of receivables, the temporary suspension of customer disconnections for non-payment, temporary cessation of new late payment fees, and reconnection of service to customers previously disconnected due to COVID-19.
The following tables present the rollforward of Allowance for Credit Losses on Other Accounts Receivable.

	Year Ended December 31, 2021
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Balance as of December 31, 2020	$71	$21	$8	$9	$33	$13	$9	$11
Plus: Current period provision for expected credit losses	11	(2)	3	4	6	3	(1)	4
Less: Write-offs, net of recoveries(a)	10	2	4	4	—	—	—	—
Balance as of December 31, 2021	$72	$17	$7	$9	$39	$16	$8	$15

	Year Ended December 31, 2020
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Balance as of December 31, 2019	$48	$20	$7	$5	$16	$7	$4	$5
Plus: Current period provision for expected credit losses	33	5	3	7	18	6	5	7
Less: Write-offs, net of recoveries(a)	10	4	2	3	1	—	—	1
Balance as of December 31, 2020	$71	$21	$8	$9	$33	$13	$9	$11
_________
(a)Recoveries were not material to the Registrants.

Unbilled Customer Revenue
The following table provides additional information about unbilled customer revenues recorded in the Registrants' Consolidated Balance Sheets as of December 31, 2021 and 2020.

	Unbilled customer revenues(a)
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
December 31, 2021	$747	$240	$161	$171	$175	$82	$53	$40
December 31, 2020	740	218	147	197	178	87	62	29
_________
(a)Unbilled customer revenues are classified in Customer accounts receivables, net in the Registrants' Consolidated Balance Sheets.

Purchases and Sales of Accounts Receivable	The following tables present the total receivables purchased and sold.

	Year Ended December 31, 2021
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Total receivables purchased	$3,840	$1,031	$1,041	$687	$1,081	$660	$217	$204

Related party transactions:
Receivables purchased from Generation	—	1	1	21	—	—	—	—

	Year Ended December 31, 2020
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Total receivables purchased	$3,781	$1,094	$1,020	$652	$1,015	$622	$207	$186

Related party transactions:
Receivables purchased from Generation	—	34	67	79	72	51	13	8